Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Human Resources Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options, at its meeting in early February. The annual equity grant is made within two to four trading days after the Company releases year-end earnings and files its Annual Report on Form 10-K. The grant date for all periodic off-cycle equity awards (e.g., new hire awards) is the last trading day of the month that includes the colleague’s date of hire, date of promotion, or other event date, as applicable. The Human Resources Committee does not schedule equity award grants in anticipation of the release of material nonpublic information, nor does it time the release of material nonpublic information based on equity grant dates. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.
Award Timing Method	The Human Resources Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options, at its meeting in early February. The annual equity grant is made within two to four trading days after the Company releases year-end earnings and files its Annual Report on Form 10-K. The grant date for all periodic off-cycle equity awards (e.g., new hire awards) is the last trading day of the month that includes the colleague’s date of hire, date of promotion, or other event date, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false